Income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense [Abstract]
Current income tax expense	₩ 829,969	₩ 2,950,812	₩ 2,697,299
Payment of income tax	881,583	2,689,640	2,682,779
Adjustment due to changes in estimates related to prior years	4,484	231,113	(23,248)
Current income tax directly recognized in equity	(56,098)	30,059	37,768
Income tax directly adjusted to shareholders’ equity (except for accumulated other comprehensive income (loss))	5,223	(1,753)	(8,891)
Dividends of hybrid securities	5,248	5,253	5,253
Gain on disposal of investments in subsidiaries		(7,006)	(14,144)
Effect of change in effective tax rate	(25)
Income tax recognized as other comprehensive income (loss)	(61,321)	31,812	46,659
Gain (loss) on valuation of available-for-sale financial assets	(2,551)	(8,143)	(6,315)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(11,016)	(18,335)	7,253
Remeasurements of defined benefit obligations	(80,645)	49,986	42,913
Investments in associates	8,649	7,731	13,648
Others	24,242	573	(10,840)
Deferred income tax expense	1,342,855	414,329	2,542,114
Generation and realization of temporary differences	1,283,012	509,762	48,878
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	44,573	(86,845)	71,999
Changes in deferred tax on tax losses carryforwards			2,374,237
Tax credit carryforwards	15,270	(8,588)	47,000
Income tax expense	₩ 2,172,824	₩ 3,365,141	₩ 5,239,413